Right-of-use assets and Lease liabilities	12 Months Ended
Dec. 31, 2025
Right-Of-Use Assets And Lease Liabilities
Right-of-use assets and Lease liabilities	Right-of-use assets and Lease liabilities
13.1    Right-of-use assets

Reconciliation of changes in right-of-use assets as of December 31, 2025, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	18,663	30,548	—	1,213	33,646	84,070
Additions	132	2,286	—	1,009	18,503	21,930
Depreciation expenses	(699)	(8,067)	—	(6,901)	(11,098)	(26,765)
Increase (decrease) in foreign currency exchange	—	—	—	—	87	87
Other increases (decreases)	(965)	22	—	14,038	(22,081)	(8,986)
Total changes	(1,532)	(5,759)	—	8,146	(14,589)	(13,734)
Closing balance	17,131	24,789	—	9,359	19,057	70,336

Reconciliation of changes in right-of-use assets as of December 31, 2024, net value	Land	Buildings	Other property, plant and equipment	Transport equipment	Machinery, plant and equipment	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Opening Balance	18,299	25,458	—	855	28,581	73,193
Additions	110	12,247	—	1,245	19,435	33,037
Depreciation expenses	(738)	(7,150)	—	(1,129)	(13,648)	(22,665)
Transfer to property, plant and equipment	—	—	—	—	—	—
Other increases (decreases)	992	(7)	—	242	(722)	505
Total changes	364	5,090	—	358	5,065	10,877
Closing balance	18,663	30,548	—	1,213	33,646	84,070
The Company’s lease activities included the following aspects:
(a)The nature of the Company’s lease activities is related to contracts focused primarily on business operations, mainly rights-of-use to equipment and real estate,
(b)The Company does not estimate any significant future cash outflows that would potentially expose the Company, and these are likewise not reflected in the measurement of lease liabilities, related to concepts such as: (i) Variable lease payments, (ii) Extension options and termination options, (iii) Guaranteed residual value and (iv) Leases not yet undertaken but committed by the Company.
(c)These are not subject to restrictions or agreements imposed by contracts.
There were no sales transactions with leases later in the period.
13.2    Lease liabilities

Lease liabilities	As of December 31, 2025		As of December 31, 2024
	Current	Non-Current	Current	Non-Current
	ThUS$	ThUS$	ThUS$	ThUS$
Lease liabilities	22,196	50,782	23,011	60,801
Total	22,196	50,782	23,011	60,801
i)    Current and non-current lease liabilities
(a)    As of December 31, 2025 and 2024, current lease liabilities are analyzed as follows:

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2025			Nominal amounts as of December 31,2025
Tax ID No.	Company	Country	Supplier			Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
79.626.800-K	Nova Andino Litio SpA	Chile	Contract supplier	Peso	3.69%	1,792	5,280	7,072	1,665	5,032	6,697
79.626.800-K	Nova Andino Litio SpA	Chile	Contract supplier	UF	2.66%	1,221	3,431	4,652	1,098	3,174	4,272
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	Peso	6.02%	14	23	37	13	23	36
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	2.49%	471	1,415	1,886	417	1,269	1,686
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	Dollar	5.04%	55	167	222	44	136	180
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	4.35%	364	923	1,287	337	864	1,201
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.80%	2	7	9	1	4	5
93.007.000-9	SQM S.A.	Chile	Contract supplier	Dollar	5.04%	36	107	143	29	88	117
96.592.190-7	SQM Nitratos S.A.	Chile	Contract supplier	Dollar	5.04%	29	87	116	23	71	94
79.770.780-5	SIT S.A.	Chile	Contract supplier	Dollar	5.04%	39	118	157	31	96	127
Foreign	SQM Australia Pty	Australia	Contract supplier	Australian dollar	5.03%	334	1,002	1,336	334	1,002	1,336
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican Peso	8.77%	295	902	1,197	288	835	1,123
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Dollar	4.98%	768	1,867	2,635	772	1,938	2,710
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	3.07%	121	364	485	100	305	405
Foreign	SQM North America Corp.	United States	Contract supplier	Dollar	5.32%	85	257	342	79	243	322
Foreign	SQM Africa Pty	South Africa	Contract supplier	Rand	9.17%	163	485	648	134	418	552
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian Peso	13.98%	99	295	394	99	295	394
Foreign	SQM Iberian	Spain	Contract supplier	Euro	3.25%	15	46	61	15	45	60
Foreign	SQM Comercial Perú S.A.C.	Peru	Contract supplier	Dollar	6.16%	39	116	155	39	116	155
Foreign	SQM India Private Limited	India	Contract supplier	INR	4.96%	11	9	20	11	9	20
Foreign	Soquimich Comercial Brasil	Brazil	Contract supplier	Brazilian real	2.56%	10	29	39	9	28	37
Foreign	SQM Japan Co. Ltd.	Japan	Contract supplier	JPY	2.38%	7	7	14	7	7	14
Foreign	SQM Shanghai Industrial Co.	China	Contract supplier	CNY	2.46%	30	91	121	29	88	117
Foreign	SQM Lithium Japan Co. Ltd.	Japan	Contract supplier	JPY	2.18%	7	22	29	7	22	29
Foreign	SQM Shanghai Chemicals Co. Ltd.	China	Contract supplier	CNY	2.23%	115	344	459	110	334	444
Foreign	SQM Ecuador S.A.	Ecuador	Contract supplier	Dollar	10.67%	16	47	63	16	47	63
Total						6,138	17,441	23,579	5,707	16,489	22,196

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2024			Nominal amounts as of December 31,2024
Tax ID No.	Company	Country	Supplier			Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
79.626.800-K	SQM Salar SpA	Chile	Contract supplier	Peso	3.42%	2,813	8,438	11,251	2,482	7,591	10,073
79.626.800-K	SQM Salar SpA	Chile	Contract supplier	UF	2.47%	361	1,065	1,426	339	1,017	1,356
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	Peso	3.52%	65	58	123	64	56	120
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	2.45%	658	1,911	2,569	589	1,724	2,313
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	3.75%	336	954	1,290	324	874	1,198
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.80%	2	7	9	2	4	6
76.359.919-1	Orcoma SpA	Chile	Contract supplier	UF	2.35%	1	1	2	1	1	2
Foreign	SQM Australia Pty	Australia	Contract supplier	Australian dollar	5.36%	687	1,999	2,686	683	1,989	2,672
Foreign	SQM Comercial de México S.A. de C.V.	Australia	Contract supplier	Dollar	5.05%	734	1,455	2,189	692	1,370	2,062
Foreign	SQM Comercial de México S.A. de C.V.	Australia	Contract supplier	Mexican Peso	6.37%	317	537	854	290	475	765
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	3.07%	121	364	485	97	296	393
Foreign	SQM North América Corp.	United States	Contract supplier	Dollar	5.25%	74	221	295	68	204	272
Foreign	SQM África Pty	South Africa	Contract supplier	Rand	9.20%	370	929	1,299	316	823	1,139
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian Peso	12.86%	66	200	266	66	200	266
Foreign	SQM Iberian	Spain	Contract supplier	Euro	3.25%	15	46	61	14	44	58
Foreign	SQM Comercial Perú S.A.C.	Peru	Contract supplier	Dollar	6.83%	31	91	122	31	91	122
Foreign	SQM India Private Limited	India	Contract supplier	INR	2.84%	9	26	35	9	26	35
Foreign	SQM Comercial Brasil	Brazil	Contract supplier	Brazilian real	2.55%	5	13	18	4	13	17
Foreign	SQM Japan Co. Ltd.	Japan	Contract supplier	JPY	2.38%	7	21	28	7	21	28
Foreign	SQM Shanghái Industrial Co	China	Contract supplier	CNY	2.46%	30	90	120	28	86	114
Total						6,702	18,426	25,128	6,106	16,905	23,011
(b)    As of December 31, 2025 and 2024, the non-current lease liabilities are analyzed as follows:

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2025				Amounts at amortized cost as of December 31, 2025
Tax ID No.	Company	Country	Supplier			1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
79.626.800-K	Nova Andino Litio SpA	Chile	Contract supplier	Peso	3.69%	3,030	45	—	3,075	2,976	44	—	3,020
79.626.800-K	Nova Andino Litio SpA	Chile	Contract supplier	UF	2.66%	8,115	1,833	—	9,948	7,765	1,807	—	9,572
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	2.49%	3,735	2,176	—	5,911	3,493	2,134	—	5,627
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	Dollar	5.04%	222	222	370	814	190	199	354	743
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	4.35%	1,406	220	—	1,626	1,358	214	—	1,572
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.80%	14	18	32	64	9	13	28	50
93.007.000-9	SQM S.A.	Chile	Contract supplier	Dollar	5.04%	143	143	239	525	122	129	229	480
96.592.190-7	SQM Nitratos S.A.	Chile	Contract supplier	Dollar	5.04%	116	116	192	424	99	103	185	387
79.770.780-5	SIT S.A.	Chile	Contract supplier	Dollar	5.04%	157	157	260	574	134	141	250	525
Foreign	SQM Australia Pty	Australia	Contract supplier	Australian dollar	5.03%	19,165	—	—	19,165	19,165	—	—	19,165
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican Peso	8.77%	268	—	—	268	262	—	—	262
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Dollar	4.98%	2,109	1,285	—	3,394	2,547	1,431	—	3,978
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	3.07%	970	1,455	161	2,586	848	1,374	161	2,383
Foreign	SQM North America Corp.	United States	Contract supplier	Dollar	5.32%	346	18	—	364	336	18	—	354
Foreign	SQM Africa Pty	South Africa	Contract supplier	Rand	9.17%	687	50	—	737	642	47	—	689
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian Peso	13.98%	1,113	—	—	1,113	1,111	—	—	1,111
Foreign	SQM Iberian S.A.	Spain	Contract supplier	Euro	3.25%	15	—	—	15	15	—	—	15
Foreign	SQM Comercial Perú S.A.C.	Peru	Contract supplier	Dollar	6.16%	93	—	—	93	93	—	—	93
Foreign	Soquimich Comercial Brasil	Brazil	Contract supplier	Brazilian real	2.56%	28	23	2	53	27	23	2	52
Foreign	SQM Shanghai Industrial Co.	China	Contract supplier	CNY	2.46%	111	—	—	111	110	—	—	110
Foreign	SQM Shanghai Chemicals Co. Ltd.	China	Contract supplier	CNY	2.23%	459	—	—	459	454	—	—	454
Foreign	SQM Ecuador S.A.	Ecuador	Contract supplier	Dollar	10.67%	44	40	56	140	44	40	56	140
Total						42,346	7,801	1,312	51,459	41,800	7,717	1,265	50,782

Debtor			Creditor	Contract indexation unit	Effective rate	Nominal amounts as of December 31,2024				Amounts at amortized cost as of December 31, 2024
Tax ID No.	Company	Country	Supplier			1-2 Years	2-3 Years	3-4 Years	Total	1-2 Years	2-3 Years	3-4 Years	Total
						ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
79.626.800-K	SQM Salar SpA	Chile	Contract supplier	Peso	3.42%	17,661	5,100	—	22,761	16,676	4,968	—	21,644
79.626.800-K	SQM Salar SpA	Chile	Contract supplier	UF	2.39%	1,565	308	—	1,873	1,505	306	—	1,811
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	Peso	6.02%	37	—	—	37	36	—	—	36
79.947.100-0	SQM Industrial S.A.	Chile	Contract supplier	UF	3.10%	3,730	4,040	—	7,770	3,382	3,905	—	7,287
79.768.170-9	Soquimich Comercial S.A.	Chile	Contract supplier	UF	4.23%	1,650	362	—	2,012	1,574	357	—	1,931
76.359.919-1	Orcoma SpA	Chile	Contract supplier	Peso	6.80%	18	26	28	72	11	19	25	55
Foreign	SQM North América Corp.	United States	Contract supplier	Dollar	5.52%	562	6	—	568	542	6	—	548
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Mexican peso	9.75%	766	574	—	1,340	663	549	—	1,212
Foreign	SQM Comercial de México S.A. de C.V.	Mexico	Contract supplier	Dollar	4.46%	1,521	—	—	1,521	1,489	—	—	1,489
Foreign	SQM Australia Pty	Australia	Contract supplier	Australian dollar	5.29%	3,253	15,998	—	19,251	3,249	15,998	—	19,247
Foreign	SQM África Pty	South Africa	Contract supplier	Rand	9.43%	1,222	—	—	1,222	1,105	—	—	1,105
Foreign	SQM Colombia S.A.S.	Colombia	Contract supplier	Colombian peso	14.83%	1,200	—	—	1,200	1,198	—	—	1,198
Foreign	SQM Europe N.V.	Belgium	Contract supplier	Euro	3.07%	970	1,455	647	3,072	823	1,332	633	2,788
Foreign	SQM Iberian	Spain	Contract supplier	Euro	3.25%	76	16	—	92	60	16	—	76
Foreign	SQM Comercial Perú S.A.C.	Peru	Contract supplier	Dollar	8.01%	94	—	—	94	94	—	—	94
Foreign	SQM Soquimich Brasil	Brazil	Contract supplier	Brazilian real	2.62%	21	—	—	21	21	—	—	21
Foreign	SQM India Private Limited	India	Contract supplier	INR	2.84%	18	—	—	18	18	—	—	18
Foreign	SQM Japan Co. Ltd.	Japan	Contract supplier	JPY	2.38%	14	—	—	14	14	—	—	14
Foreign	SQM Shanghái Industrial Co	China	Contract supplier	CNY	2.46%	231	—	—	231	227	—	—	227
Total						34,609	27,885	675	63,169	32,687	27,456	658	60,801
Other lease disclosures
Total lease expenses related to leases that did not qualify under the scope of IFRS 16 were ThUS$ 101,616, ThUS$ 86,872 and ThUS$ 88,754 for the periods ended December 31, 2025, 2024 and 2023. See Note 21.8.
Expenses related to variable payments not included in lease liabilities were ThUS$3,956, ThUS$6,138 and ThUS$4,700 for the periods ending December 31, 2025, 2024 and 2023.
As of December 31, 2025, and 2024, there was no revenue from the sublease of right-of-use assets. As of December 31, 2023, this amount totaled ThUS$5.
Payments for contractual operating leases are disclosed in Note 4.2 Liquidity Risk.